Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes
The provision for income taxes includes these components:

	2012	2011

Taxes currently payable
Federal	$1,037,608	$1,067,443
State	466,765	438,190
Deferred income taxes	(166,886)	(246,539)

Income tax expense	$1,337,487	$1,259,094

Reconciliation of Income Tax Expense at Statutory Rate to Actual Income Tax Expense
A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2012	2011

Computed at the statutory rate (34%)	$1,667,534	$1,545,224
Increase (decrease) resulting from
Tax exempt interest	(546,910)	(498,697)
State income taxes, net	286,869	268,790
Increase in cash surrender value	(68,838)	(53,078)
Other	(1,168)	(3,145)

Actual tax expense	$1,337,487	$1,259,094

Tax expense as a percentage of pre-tax income	27.27%	27.70%

Tax Effects of Temporary Differences Related to Deferred Taxes Shown on Consolidated Balance Sheets
The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2012	2011
Deferred tax assets
Allowance for loan losses	$1,214,733	$1,197,475
Deferred compensation	1,492,971	1,327,230
State net operating loss carryforward	196,811	196,811
Other	4,555	—
	2,909,070	2,721,516

Deferred tax liabilities
Unrealized gains on available-for-sale securities	(1,492,185)	(1,376,737)
Depreciation	(452,711)	(400,541)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(79,834)	(65,907)
Mortgage servicing rights	(267,568)	(285,178)
Other	—	(27,819)
	(2,444,522)	(2,308,406)

Net deferred tax asset	$464,548	$413,110